Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Inventory
Summary of inventory

Inventory as of December 31, 2021 and 2020 was comprised of the following (in thousands):

	December 31,	December 31,
	2021	2020
Raw materials	$1,880	$1,507
Work in process	834	708
Finished goods	6,840	7,902
Total	$9,554	$10,117